Revenue (Schedule of Impact of Adoption of Revenue Standard on Consolidated Financial Statements) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Trade receivables, net	¥ 612,953	¥ 650,872
Inventories	611,281	570,033
Prepaid expenses and other current assets	304,346	287,965
Other assets	397,974	397,564
Total assets	4,899,465	5,198,291	¥ 5,138,529
Liabilities and equity
Accrued expenses	321,137	330,188
Other current liabilities	276,237	281,809
Total liabilities	1,881,552	2,102,116
Retained earnings	3,508,908	3,429,312
Noncontrolling interests	190,311	225,545
Total equity	3,017,913	3,096,175	2,994,622	¥ 3,184,463
Net sales	3,951,937	4,080,015	3,401,487
Cost of Sales	2,116,383	2,089,461	1,729,489
Gross profit	1,835,554	1,990,554	1,671,998
Selling, general and administrative expenses	1,176,760	1,301,666	1,149,036
Operating profit	342,952	321,605	216,425
Income before income taxes	362,892	353,884	244,651
Income taxes	96,150	98,024	82,681
Consolidated net income	266,742	255,860	161,970
Less: Net income attributable to noncontrolling interests	13,987	13,937	11,320
Net income attributable to Canon Inc.	252,755	241,923	150,650
Products And Equipment
Liabilities and equity
Net sales	3,194,724	3,521,156	2,986,188
Cost of Sales	1,762,171	1,875,581	1,574,679
Services
Liabilities and equity
Net sales	757,213	558,859	415,299
Cost of Sales	354,212	¥ 213,880	¥ 154,810
ASU 2014-09 | Balances/Amount Under Historical Accounting Policy
Assets
Trade receivables, net	657,419
Inventories	614,243
Prepaid expenses and other current assets	253,547
Other assets	397,949
Total assets	4,896,069
Liabilities and equity
Accrued expenses	319,416
Other current liabilities	274,741
Total liabilities	1,878,335
Retained earnings	3,508,704
Noncontrolling interests	190,336
Total equity	3,017,734
Net sales	3,951,148
Cost of Sales	2,000,311
Gross profit	1,950,837
Selling, general and administrative expenses	1,292,460
Operating profit	342,535
Income before income taxes	362,475
Income taxes	96,094
Consolidated net income	266,381
Less: Net income attributable to noncontrolling interests	13,936
Net income attributable to Canon Inc.	252,445
ASU 2014-09 | Effect of Change
Assets
Trade receivables, net	(44,466)
Inventories	(2,962)
Prepaid expenses and other current assets	50,799
Other assets	25
Total assets	3,396
Liabilities and equity
Accrued expenses	1,721
Other current liabilities	1,496
Total liabilities	3,217
Retained earnings	204
Noncontrolling interests	(25)
Total equity	179
Net sales	789
Cost of Sales	116,072
Gross profit	(115,283)
Selling, general and administrative expenses	(115,700)
Operating profit	417
Income before income taxes	417
Income taxes	56
Consolidated net income	361
Less: Net income attributable to noncontrolling interests	51
Net income attributable to Canon Inc.	310
ASU 2014-09 | Products And Equipment | Balances/Amount Under Historical Accounting Policy
Liabilities and equity
Net sales	3,383,566
Cost of Sales	1,783,798
ASU 2014-09 | Products And Equipment | Effect of Change
Liabilities and equity
Net sales	(188,842)
Cost of Sales	(21,627)
ASU 2014-09 | Services | Balances/Amount Under Historical Accounting Policy
Liabilities and equity
Net sales	567,582
Cost of Sales	216,513
ASU 2014-09 | Services | Effect of Change
Liabilities and equity
Net sales	189,631
Cost of Sales	¥ 137,699